Goodwill and Mortgage Servicing Rights (Goodwill by Business Segment 10-K) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill	$ 9,233	$ 9,218	$ 9,173
Retail Banking
Goodwill [Line Items]
Goodwill	5,795	5,795	5,795
Corporate & Institutional Banking
Goodwill [Line Items]
Goodwill	3,374	3,359	3,314
Goodwill from business acquisitions	15	45
Asset Management Group
Goodwill [Line Items]
Goodwill	$ 64	$ 64	$ 64